                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21764

                            WINTERGREEN FUND, INC.
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                     Simon D. Collier, President/Treasurer
                              Two Portland Square
                                   1st Floor
                              Portland, ME 04101
                                 207-553-7110

                     Date of fiscal year end: December 31

          Date of reporting period: January 1, 2007 - March 31, 2007

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WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

Shares                Security Description            Country        Cost     Fair Value
------------   ----------------------------------  -------------- ----------- -----------
Long Positions - 101.0%

Common Stock and Other Equity Interests - 92.6%

Beverages - 1.9%
       158,941 Coca-Cola FEMSA, S.A. de C.V. ADR   Mexico         $ 5,355,051 $ 5,740,949
       824,946 Davide Campari-Milano S.p.A.        Italy            7,550,921   8,122,172
                                                                  ----------- -----------
                                                                   12,905,972  13,863,121
                                                                  ----------- -----------
Capital Markets - 4.3%
     3,950,484 ABG Sundal Collier ASA              Norway           8,153,102   9,164,047
     1,802,386 Acta Holding ASA                    Norway           8,710,662  10,022,646
       194,510 UBS AG                              Switzerland     10,389,360  11,556,634
                                                                  ----------- -----------
                                                                   27,253,124  30,743,327
                                                                  ----------- -----------
Commercial Banks - 1.1%
         7,982 Liechtensteinische Landesbank AG    Liechtenstein    6,873,364   7,783,632
                                                                  ----------- -----------
Diversified Financial Services -7.1%
     2,040,783 Jardine Matheson Holdings Ltd.      Hong Kong       39,579,935  43,060,521
       265,513 Leucadia National Corp.             United States    7,429,855   7,811,392
                                                                  ----------- -----------
                                                                   47,009,790  50,871,913
                                                                  ----------- -----------
Food Products - 1.3%
         5,014 Lotte Confectionery Co. Ltd.        South Korea      6,529,309   6,421,510
        87,665 Maui Land & Pineapple Co. Inc.(a)   United States    2,923,536   3,169,090
                                                                  ----------- -----------
                                                                    9,452,845   9,590,600
                                                                  ----------- -----------
Hotels, Restaurants & Leisure - 9.3%
    16,584,365 Galaxy Entertainment Group Ltd.(a)  Hong Kong       17,009,986  16,237,332
     2,487,888 Genting Bhd                         Malaysia        20,716,688  28,602,617
        43,100 Harrah's Entertainment Inc.         United States    3,508,889   3,639,795
       194,661 Penn National Gaming Inc.(a)        United States    8,151,191   8,257,520
     1,358,626 Resorts World Bhd                   Malaysia         5,207,231   6,758,747
        40,000 Wynn Resorts Ltd.                   United States    3,904,592   3,794,400
                                                                  ----------- -----------
                                                                   58,498,577  67,290,411
                                                                  ----------- -----------
Household Products - 2.9%
       156,743 Henkel KGaA                         Germany         17,920,169  21,044,248
                                                                  ----------- -----------
Industrial Conglomerate - 1.3%
       135,923 Orkla ASA                           Norway           7,047,244   9,582,121
                                                                  ----------- -----------
Insurance - 3.6%
         7,068 Berkshire Hathaway Inc., Class      United States   23,337,194  25,727,520
                 B(a) (c)
                                                                  ----------- -----------
Machinery - 1.8%
       210,718 Schindler Holding AG                Switzerland     10,957,345  12,831,741
                                                                  ----------- -----------
Media - 0.5%
        85,000 Alliance Atlantis Communication     Canada           3,717,989   3,751,602
                 Inc., Class B(a)
                                                                  ----------- -----------
Metals & Mining - 4.7%
       555,851 Anglo American plc                  United Kingdom  23,178,637  29,282,950
       252,630 Gammon Lake Resources Inc.(a)       Canada           3,962,561   4,441,702
                                                                  ----------- -----------
                                                                   27,141,198  33,724,652
                                                                  ----------- -----------
Oil, Gas & Consumable Fuels - 7.9%
       253,903 Canadian Natural Resources Ltd.     Canada          12,878,195  14,018,982
       449,989 Chesapeake Energy Corp.             United States   13,350,874  13,895,660
        97,936 Norsk Hydro ASA                     Norway           2,908,017   3,246,649
       508,741 Petrobank Energy and Resources
                 Ltd.(a)                           Canada           6,430,560  10,574,904
       162,098 Pogo Producing Co.                  United States    7,976,212   7,796,914
     2,089,009 UTS Energy Corp.(a)                 Canada           7,031,380   7,490,470
                                                                  ----------- -----------
                                                                   50,575,238  57,023,579
                                                                  ----------- -----------

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
  Shares              Security Description            Country          Cost         Fair Value
-----------    ----------------------------------- -------------- ------------     ------------
Paper & Forest Products - 2.7%
    259,709    Weyerhaeuser Co.                    United States    17,633,301       19,410,651
                                                                  ------------     ------------
Pharmaceuticals - 0.5%
     58,000    Novartis AG - Registered Shares     Switzerland       3,383,436        3,326,695
                                                                  ------------     ------------
Real Estate Management & Development -11.9%
    564,961    Consolidated-Tomoka Land Co.(b)     United States    34,445,046       42,626,307
  5,289,934    K Wah International Holdings Ltd.   Hong Kong         1,644,865        1,949,832
 20,181,561    Shun Tak Holdings Ltd.              Hong Kong        27,200,772       26,810,597
    513,040    Swire Pacific Ltd. Class A          Hong Kong         5,496,541        5,758,445
  4,187,935    Swire Pacific Ltd. Class B          Hong Kong         8,072,072        8,961,704
                                                                  ------------     ------------
                                                                    76,859,296       86,106,885
                                                                  ------------     ------------
Technology - 2.8%
        (e)    Current Group, LLC(a)(d)            United States    20,100,000       20,099,955
                                                                  ------------     ------------
Textiles, Apparel & Luxury Goods - 2.2%
     59,178    Swatch Group AG, Class B            Switzerland       9,522,300       15,644,283
                                                                  ------------     ------------
Tobacco - 24.8%
    175,687    Altria Group Inc.                   United States    14,664,154       15,427,075
    115,315    Altria Group Inc.(a)(f)             United States     7,420,255        7,584,268
    196,000    British American Tobacco plc        United Kingdom    4,546,215        6,128,978
    799,609    Imperial Tobacco Group plc          United Kingdom   26,458,365       35,798,691
     14,535    Japan Tobacco Inc.                  Japan            56,738,819       71,419,909
    415,589    Reynolds American Inc.              United States    22,871,839       25,936,909
    365,084    Souza Cruz SA                       Brazil            6,751,651        7,354,134
    503,685    Vector Group Ltd.                   United States     9,028,388        9,423,946
                                                                  ------------     ------------
                                                                   148,479,686      179,073,910
                                                                  ------------     ------------
Total Common Stock and Other Equity Interests                      578,668,068      667,490,846
                                                                  ------------     ------------
Investment Trust - 0.7%

Oil, Gas & Consumable Fuels - 0.7%
    212,983    Canadian Oil Sands Trust            Canada            5,441,193        5,212,974
                                                                  ------------     ------------

Principal
---------
Short-Term Investments - 7.7%
               Money Market Deposit Account - 0.0%
$    30,852    Citibank Money Market Deposit
                 Account, 4.99%                    United States        30,852           30,852
               Repurchase Agreement - 7.7%
 55,400,000    Citigroup, dated 03/30/07, 5.30%,
                 to be repurchased on 04/02/07 at
                 $55,424,468; collateralized by
                 various U.S. Government Agency
                 obligations                       United States    55,400,000       55,400,000
                                                                  ------------     ------------
Total Short-Term Investments                                        55,430,852       55,430,852
                                                                  ------------     ------------
Total Long Positions - 101.0%                                      639,540,113*     728,134,672
                                                                  ------------     ------------

  Shares
-----------
Short Positions - (0.8)%

Exchange-Traded Funds - (0.8)%
    (45,114)   iShares MSCI EAFE Index Fund        United States    (2,956,634)      (3,444,454)
    (18,600)   SPDR Trust, Series 1                United States    (2,379,901)      (2,642,130)
                                                                  ------------     ------------
                                                                    (5,336,535)      (6,086,584)
                                                                  ------------     ------------
Total Short Positions - (0.8)%                                    $ (5,336,535)*   $ (6,086,584)
                                                                  ------------     ------------
Other Assets and Liabilities, Net - (0.2)%                                           (1,224,749)
                                                                  ------------     ------------
Net Assets - 100.0%                                                                $720,823,339
                                                                                   ============

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--------
(a) Non-income producing security
(b) Affiliated Issuer. See Note 1
(c) All or a portion of this security is held as collateral for securities sold short
(d) Restricted, illiquid security priced at fair value. Security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of this security amounted to $20,099,955 or 2.8% of net assets

            Security           Acquisition Date       Acquisition Cost
            --------           ----------------       ----------------
            Current Group, LLC    12/28/2006            $20,100,000

(e) Non-unitized interest in a LLC that is treated as a partnership
(f) When-issued security

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 90,439,682
            Gross Unrealized Depreciation                (2,595,172)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $ 87,844,510
                                                       ============

Selected Abbreviations

ADR             American Depositary Receipt

EAFE            Europe, Australasia, Far East

MSCI            Morgan Stanley Capital International, Inc.

plc             Public Limited Company

SPDR            Standard & Poor's Depositary Receipts

--------
Notes to Statement of Investments

Note 1 Affiliated Issuer. Under section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns 5 percent or more of its voting stock. Investments in affiliated companies for the Fund as of March 31, 2007, were as shown below:

                             Number of shares                       Number of shares
                                 held at        Gross      Gross        held at         Value at    Investment Realized capital
Name of issuer               January 1, 2007  additions  reductions  March 31, 2007  March 31, 2007   income      gain/loss
--------------               ---------------- ---------- ---------- ---------------- -------------- ---------- ----------------
Consolidated-Tomoka Land Co.     540,604      $1,891,839     $0         564,961       $42,626,307    $49,051          $0

Note 2 Forward Exchange Contracts. As of March 31, 2007, the Fund had the following forward exchange contracts outstanding:

                                       Contract      Market     Net Unrealized
                         Settlement     Amount       Value       Gain (Loss)
Contracts to Sell           Date        (USD)        (USD)          (USD)
-----------------        ----------   ----------   ----------   --------------
331,000,000 Japanese Yen  09/25/07    $2,806,750   $2,875,030      $(68,280)
  3,600,000 Japanese Yen  09/25/07        30,831       31,269          (438)
 57,000,000 Japanese Yen  09/25/07       493,336      495,096        (1,760)
 78,000,000 Japanese Yen  12/17/07       691,919      683,954         7,965

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wintergreen Fund, Inc.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, President &
      Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, President &
      Principal Executive Officer

Date: May 30, 2007

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, Treasurer &
      Principal Financial Officer

Date: May 30, 2007